SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund

December 31, 2019 (Unaudited)

Shares		Value
Common Stocks — 99.36%
Consumer Discretionary — 12.14%
11,040	Bright Horizons Family Solutions, Inc.*	$1,659,202
12,190	Columbia Sportswear Co.	1,221,316
30,970	Core-Mark Holding Co., Inc.	842,074
12,820	Dorman Products, Inc.*	970,730
25,100	Gentherm, Inc.*	1,114,189
47,100	G-III Apparel Group Ltd.*	1,577,850
9,460	LCI Industries	1,013,450
26,790	LKQ Corp.*	956,403
14,550	Monro, Inc.	1,137,810
18,620	Tractor Supply Co.	1,739,853

		12,232,877

Consumer Staples — 1.44%
9,110	Casey’s General Stores, Inc.	1,448,399

Energy — 0.68%
38,210	Matador Resources Co.*	686,634

Financials — 9.33%
16,970	Eagle Bancorp, Inc.	825,251
16,500	FirstCash, Inc.	1,330,395
18,620	Kinsale Capital Group, Inc.	1,892,909
31,450	PRA Group, Inc.*	1,141,635
20,550	Raymond James Financial, Inc.	1,838,403
13,710	RLI Corp.	1,234,174
8,300	Signature Bank	1,133,863

		9,396,630

Health Care — 20.43%
8,150	Bio-Techne Corp.	1,789,006
14,900	Cantel Medical Corp.	1,056,410
11,340	Charles River Laboratories International, Inc.*	1,732,298
19,660	HealthEquity, Inc.*	1,456,216
15,540	Integer Holdings Corp.*	1,249,882
24,590	Integra LifeSciences Holdings Corp.*	1,433,105
43,400	Merit Medical Systems, Inc.*	1,354,948
16,930	NuVasive, Inc.*	1,309,366
39,770	PetIQ, Inc.*	996,239
31,860	Prestige Brands Holdings, Inc.*	1,290,330
10,840	STERIS Plc	1,652,233
10,350	Varian Medical Systems, Inc.*	1,469,804
7,630	Waters Corp.*	1,782,750
13,340	West Pharmaceutical Services, Inc.	2,005,402

		20,577,989

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

December 31, 2019 (Unaudited)

Shares		Value
Industrials — 19.30%
8,630	Acuity Brands, Inc.	$1,190,940
20,240	Applied Industrial Technologies, Inc.	1,349,806
16,740	Clean Harbors, Inc.*	1,435,455
15,180	ESCO Technologies, Inc.	1,404,150
24,600	Helios Technologies, Inc.	1,137,258
21,660	IAA, Inc.*	1,019,320
15,070	ICF International, Inc.	1,380,713
9,850	Landstar System, Inc.	1,121,619
6,140	Middleby Corp. (The)*	672,453
11,130	MSC Industrial Direct Co., Inc., Class A	873,371
6,490	Teledyne Technologies, Inc.*	2,249,045
38,560	TriMas Corp.*	1,211,170
6,980	WABCO Holdings, Inc.*	945,790
15,970	Wabtec Corp.	1,242,466
18,660	Woodward, Inc.	2,210,090

		19,443,646

Information Technology — 29.92%
23,590	Altair Engineering, Inc., Class A*	847,117
18,510	Bottomline Technologies (DE), Inc.*	992,136
23,920	Brooks Automation, Inc.	1,003,683
32,860	Diodes, Inc.*	1,852,318
22,510	Envestnet, Inc.*	1,567,371
16,770	ePlus, Inc.*	1,413,543
50,700	Evo Payments, Inc.*	1,338,987
19,220	ExlService Holdings, Inc.*	1,335,021
6,210	F5 Networks, Inc.*	867,227
13,560	Globant SA*	1,438,038
10,560	Guidewire Software, Inc.*	1,159,171
17,790	Inphi Corp.*	1,316,816
10,910	Jack Henry & Associates, Inc.	1,589,260
6,650	Littelfuse, Inc.	1,272,145
15,960	Manhattan Associates, Inc.*	1,272,810
28,330	Mimecast Ltd.*	1,228,955
17,130	Novanta, Inc.*	1,514,977
20,690	RealPage, Inc.*	1,112,087
22,180	SPS Commerce, Inc.*	1,229,216
4,830	Tyler Technologies, Inc.*	1,449,097
10,130	WEX, Inc.*	2,121,830
8,650	Zebra Technologies Corp., Class A*	2,209,556

		30,131,361

Materials — 5.23%
12,610	AptarGroup, Inc.	1,457,968
12,970	Balchem Corp.	1,318,141
19,930	HB Fuller Co.	1,027,790
12,210	Reliance Steel & Aluminum Co.	1,462,270

		5,266,169

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

December 31, 2019 (Unaudited)

Shares		Value
Real Estate — 0.89%
8,000	CoreSite Realty Corp., REIT	$896,960

Total Common Stocks		100,080,665

(Cost $72,120,197)

Investment Company — 0.70%
706,111	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	706,111

Total Investment Company		706,111

(Cost $706,111)

Total Investments		$100,786,776
(Cost $72,826,308) — 100.06%

Liabilities in excess of other assets — (0.06)%		(64,285)

NET ASSETS — 100.00%		$100,722,491

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

3